Exhibit 99.2

Ford Credit Auto Lease Trust 2018-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2020

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2020, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2020, leases with a total base residual value of $$65,179,108.95 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July, 2020. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2020
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2020-	June	$370,520,573.91
	July	$276,129,009.13	$6,188,663.10	23.76%	$90,289,563.15	25.49%
	August	$244,231,950.55	$5,549,662.33	21.31%	$28,234,432.56	7.97%
	September	$204,328,950.95	$4,699,036.83	18.04%	$36,873,026.60	10.41%
	October	$161,550,395.64	$3,734,033.36	14.34%	$40,440,891.95	11.41%
	November	$113,883,367.25	$2,661,152.75	10.22%	$46,109,879.25	13.01%
	December	$64,583,020.31	$1,555,228.26	5.97%	$48,523,363.42	13.70%
2021-	January	$28,041,038.92	$714,507.72	2.74%	$36,268,810.20	10.24%
	February	$21,838,862.13	$557,743.86	2.14%	$5,836,046.75	1.65%
	March	$13,240,601.36	$329,874.49	1.27%	$8,417,618.55	2.38%
	April	$988,018.47	$24,503.64	0.09%	$12,318,556.70	3.48%
	May	$209,589.67	$6,295.95	0.02%	$778,884.30	0.22%
	June	$172,938.37	$5,134.52	0.02%	$32,949.00	0.01%
	July	$155,907.47	$4,770.64	0.02%	$13,442.00	0.00%
	August	$118,490.78	$3,736.06	0.01%	$34,746.00	0.01%
	September	$86,531.61	$3,070.26	0.01%	$29,698.60	0.01%
	October	$84,052.65	$3,070.26	0.01%	$0.00	0.00%
	November	$81,556.75	$3,070.26	0.01%	$0.00	0.00%
	December	$41,765.59	$1,551.95	0.01%	$38,796.50	0.01%
2022-	January	$0.00	$0.00	0.00%	$42,051.00	0.01%

Total			26,045,106.24	100.00%	$354,282,756.53	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$380,327,862.77

Ford Credit Auto Lease Trust 2018-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2020	Car	48	30.77%	$477	1.42%	3.56%
	CUV	159	50.16%	$(226)	(0.64)%	(1.34)%
	SUV	2	25.00%	$6,183	8.91%	20.60%
	Truck	34	47.22%	$(1,420)	(2.78)%	(5.09)%
	Total/Average	243	43.94%	$(202)	(0.54)%	(1.13)%

MAY 2020	Car	260	62.35%	$933	2.79%	6.75%
	CUV	576	71.82%	$1,144	3.07%	6.52%
	SUV	10	76.92%	$2,320	3.40%	7.63%
	Truck	158	76.70%	$687	1.36%	2.58%
	Total/Average	1,004	69.82%	$1,029	2.66%	5.67%

JUNE 2020	Car	731	76.87%	$1,565	4.69%	11.49%
	CUV	1,389	80.24%	$1,816	4.73%	10.23%
	SUV	31	83.78%	$3,085	4.60%	10.03%
	Truck	274	75.07%	$3,936	7.67%	14.65%
	Total/Average	2,425	78.63%	$1,996	5.16%	11.28%